Interest Expense, net (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Contract asset	$ (358,000)	$ (716,000)
Startup cost financing	$ 7,300,000	$ 7,300,000
Legal settlements receivable percentage	50.00%
Biofrontera AG [Member]
Debt instrument stated percentage	6.00%
Due from related party	$ 6,100,000
Cutanea Acquisition Agreement [Member] | Maruho Co, Ltd. [Member]
Debt instrument stated percentage	6.00%
Due from related party	$ 0
Maruho Co, Ltd. [Member] | Cutanea Acquisition Agreement [Member]
Contract asset	1,700,000
Startup cost financing	$ 7,300,000
Debt maturity date	Dec. 31, 2023
Biofrontera AG [Member]
Legal settlements receivable percentage	50.00%